Promissory Note Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Promissory Note Receivable [Abstract]
Schedule of Promissory Note Receivable
	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Balance, beginning of period	$806,000	$800,000	$-
Additions	-	-	800,000
Interest	-	6,000	-
Payments received	(6,000)	-	-
Fair value adjustment	50,685	-	-
Balance, end of period	$850,685	$806,000	$800,000